Share-Based Compensation - Additional Information (Detail)						3 Months Ended	12 Months Ended
	Nov. 24, 2015 $ / shares	Aug. 24, 2015 $ / shares	Mar. 07, 2013 $ / shares	Mar. 13, 2012 $ / shares	Sep. 02, 2011 Members	Dec. 31, 2008 $ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock share based compensation vesting period					2 years
Number of members granted with restricted stock units | Members					4
Common stock dividends paid | $ / shares			$ 0	$ 0
Recognized share based compensation expenses | $							$ 75,000	$ 177,000	$ 360,000
Unrecognized compensation cost | $							$ 0	$ 75,000
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							1,500,000
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock dividends paid | $ / shares	$ 0.10	$ 0.10				$ 0.23
Class A Common Stock [Member] | 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							1,500,000
Term of Equity Incentive Plan							10 years
Maximum number of shares which may be granted to any participant in any fiscal year							500,000
Common stock shares awarded							1,498,123